INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES (Details) $ in Millions	Dec. 31, 2025 ARS ($)
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
Amount of claim filed during 2015 and 2022	$ 2,039
Non-current tax credit	$ 888
Minimum
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
Percentage of company income charged for tax	100.00%
Maximum
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
Percentage of company income charged for tax	146.60%